Shareholder Report, Holdings (Details) - Rule One Fund - Founders Class Shares	Dec. 31, 2024
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.88%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.17%)
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.78%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%